JPMORGAN TRUST II

522 Fifth Avenue

New York, NY 10036

October 3, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	JPMorgan Trust II (“Trust”) on behalf of:
JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan Michigan Municipal Money Market Fund
JPMorgan Ohio Municipal Money Market Fund
File Nos. 811-04236 and 2-95973

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and except as described below, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 73 (Amendment No. 74 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on September 23, 2005.

With respect to the JPMorgan Michigan Municipal Money Market Fund and the JPMorgan Ohio Municipal Money Market Fund, however, we also are filing today pursuant to Rule 497(c) under the Securities Act of 1933, prospectus supplements covering the updated language only for those funds because we utilize several different versions of the prospectuses for those funds.

Please call the undersigned at (614) 248-7598 with any questions you may have.

Very truly yours,

/s/ Elizabeth A. Davin
Elizabeth A. Davin, Esq.
Assistant Secretary